Note 9 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Goodwill [Table Text Block]
	Americas	EMEA	Asia Pacific	Investment Management	Consolidated

Balance, December 31, 2016	$126,417	$165,110	$44,446	$12,033	$348,006
Goodwill acquired during the year	62,938	13,672	1,961	-	78,571
Other items	1,175	-	-	-	1,175
Foreign exchange	48	22,397	3,259	1,674	27,378
Balance, December 31, 2017	190,578	201,179	49,666	13,707	455,130
Goodwill acquired during the year	18,014	79,364	1,954	366,350	465,682
Goodwill disposed during the year	-	(12,557)	-	-	(12,557)
Other items	44	-	-	-	44
Foreign exchange	(837)	(14,234)	(4,689)	(645)	(20,405)
Balance, December 31, 2018	207,799	253,752	46,931	379,412	887,894
Goodwill	234,070	257,064	46,931	379,412	917,477
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$207,799	$253,752	$46,931	$379,412	$887,894